SHAREHOLDERS' EQUITY (Summary of Changes in Stock Option Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of options
Outstanding at January 1, 2020	860,546
Granted	95,000
Exercised	(10,000)
Forfeited	(184,879)
Outstanding at December 31, 2020	760,667	860,546
Exercisable at December 31, 2020	245,002
Weighted-average exercise price
Outstanding at January 1, 2020	$ 4.794
Granted	3.675
Exercised	4.150
Forfeited	4.713
Outstanding at December 31, 2020	3.749	$ 4.794
Exercisable at December 31, 2020	$ 3.859
Weighted-average remaining contractual life
Outstanding	44 years 4 days	49 years 5 months 5 days
Exercisable at December 31, 2020	33 years 4 months 24 days
Aggregate intrinsic value (in thousands)
Outstanding at January 1, 2020
Outstanding at December 31, 2020	202,280
Exercisable at December 31, 2020	$ 39,600